UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2025—March 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard International Core Stock Fund Investor Shares - VWICX

Vanguard International Core Stock Fund Admiral™ Shares - VZICX

Vanguard International Core Stock Fund
Investor Shares (VWICX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.46%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$7,937
Number of Portfolio Holdings	98
Portfolio Turnover Rate	41%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asia	43.3%
Europe	41.1%
North America	7.7%
Oceania	1.9%
Other	1.7%
South America	3.1%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2404

Vanguard International Core Stock Fund
Admiral™ Shares (VZICX)
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Vanguard International Core Stock Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.36%[1]
[1]	Annualized.
Fund Statistics (as of March 31, 2026)
Fund Net Assets (in millions)	$7,937
Number of Portfolio Holdings	98
Portfolio Turnover Rate	41%
Portfolio Composition % of Net Assets (as of March 31, 2026)
Asia	43.3%
Europe	41.1%
North America	7.7%
Oceania	1.9%
Other	1.7%
South America	3.1%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR534

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2026
Vanguard International Core Stock Fund

Contents
Financial Statements	1

International Core Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Australia (1.9%)
	QBE Insurance Group Ltd.	5,553,019	81,945
	ANZ Group Holdings Ltd.	2,815,769	70,803
			152,748
Belgium (2.8%)
	KBC Group NV	855,640	104,724
*	Argenx SE	100,302	72,793
	UCB SA	153,206	46,160
			223,677
Brazil (2.1%)
	Ambev SA	27,103,106	79,794
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,747,528	53,385
*	MercadoLibre Inc.	18,069	31,242
			164,421
Canada (6.6%)
	Nutrien Ltd.	1,454,784	109,817
	Bank of Nova Scotia	1,343,970	93,202
*	Shopify Inc. Class A	765,504	90,830
	Lundin Mining Corp.	2,962,227	73,869
	Barrick Mining Corp.	1,542,132	63,022
	iA Financial Corp. Inc.	436,680	48,462
	Sun Life Financial Inc.	709,603	44,456
			523,658
China (7.4%)
	Tencent Holdings Ltd.	2,549,535	160,805
	Alibaba Group Holding Ltd.	7,939,562	124,449
	Midea Group Co. Ltd. Class A	6,407,497	71,372
	Contemporary Amperex Technology Co. Ltd. Class A	1,125,240	66,576
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	8,415,600	63,306
	NAURA Technology Group Co. Ltd. Class A	955,316	62,825
	Weichai Power Co. Ltd. Class H	10,708,000	37,973
			587,306
Denmark (0.5%)
[2]	AP Moller - Maersk A/S Class B	16,976	42,404
France (6.2%)
	TotalEnergies SE	1,179,674	108,264
	Engie SA	2,769,073	89,240
	Accor SA	1,730,595	83,005
	Cie de Saint-Gobain SA	980,052	81,143
	Orange SA	3,499,541	71,751
	Societe Generale SA	807,149	58,935
			492,338
Germany (3.3%)
	E.ON SE	3,909,531	85,624
	Talanx AG	580,980	72,092
[2]	Brenntag SE	895,297	60,646
	QIAGEN NV	1,107,227	44,854
			263,216
Hong Kong (2.7%)
	AIA Group Ltd.	9,249,210	102,771
	Hong Kong Exchanges & Clearing Ltd.	1,253,519	63,238
	Sun Hung Kai Properties Ltd.	2,938,500	48,928
			214,937
Hungary (0.7%)
	OTP Bank Nyrt.	526,340	56,438

International Core Stock Fund
		Shares	Market Value• ($000)
India (3.1%)
	ICICI Bank Ltd.	5,880,000	75,483
	Apollo Hospitals Enterprise Ltd.	883,605	69,807
	Mahindra & Mahindra Ltd.	1,872,618	58,738
	Larsen & Toubro Ltd.	1,191,556	44,299
			248,327
Ireland (1.5%)
	Ryanair Holdings plc	2,201,971	61,990
	AIB Group plc	5,258,983	56,140
			118,130
Israel (1.3%)
	Bank Leumi Le-Israel BM	2,838,816	63,484
*	Wix.com Ltd.	453,004	40,802
			104,286
Italy (1.1%)
	FinecoBank Banca Fineco SpA	3,733,987	83,076
Japan (13.6%)
	Shin-Etsu Chemical Co. Ltd.	3,089,200	125,789
	Resona Holdings Inc.	7,750,500	88,416
	Pan Pacific International Holdings Corp.	14,134,000	86,221
	Mizuho Financial Group Inc.	1,998,000	80,887
	Otsuka Holdings Co. Ltd.	1,095,740	77,766
	Kansai Electric Power Co. Inc.	4,633,400	77,035
	Mitsubishi Electric Corp.	2,331,900	76,270
	Mitsui Fudosan Co. Ltd.	7,022,173	74,859
	Asahi Group Holdings Ltd.	7,093,200	70,823
	Toyota Tsusho Corp.	1,728,000	66,972
	Japan Airlines Co. Ltd.	3,930,000	64,163
	Nomura Research Institute Ltd.	1,888,000	51,670
	Asics Corp.	1,842,600	49,538
	Kubota Corp.	2,832,700	45,394
	FANUC Corp.	1,288,300	44,906
			1,080,709
Mexico (1.1%)
	America Movil SAB de CV Class B	67,522,464	85,821
Netherlands (3.2%)
	ASML Holding NV	141,345	187,955
	Heineken NV	821,227	63,167
			251,122
Norway (1.6%)
	Equinor ASA	2,964,838	126,315
Other (1.7%)
[3]	Vanguard FTSE Developed Markets ETF	2,084,557	133,578
Russia (0.0%)
*,4	Magnit PJSC	31,141	—
Saudi Arabia (0.9%)
	Saudi National Bank	6,109,188	68,966
Singapore (2.2%)
*	Grab Holdings Ltd. Class A	19,308,572	70,669
	DBS Group Holdings Ltd.	1,450,837	64,562
	Singapore Telecommunications Ltd.	9,767,400	37,609
			172,840
South Korea (5.0%)
	Samsung Electronics Co. Ltd.	1,431,072	167,380
	SK hynix Inc.	187,822	106,564
	KB Financial Group Inc.	821,719	80,668
	KT Corp. ADR	1,929,073	41,379
			395,991
Sweden (1.3%)
	Volvo AB Class B	3,064,534	100,760

International Core Stock Fund
	Shares	Market Value• ($000)
Switzerland (3.4%)
UBS Group AG (Registered)	2,786,237	108,645
Galderma Group AG	462,270	90,852
Cie Financiere Richemont SA (Registered) Class A	418,107	73,823
		273,320
Taiwan (6.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	6,799,309	393,233
MediaTek Inc.	1,450,988	69,597
CTBC Financial Holding Co. Ltd.	34,454,000	55,992
		518,822
United Arab Emirates (0.6%)
Emaar Properties PJSC	14,619,606	47,842
United Kingdom (15.5%)
Shell plc	3,569,817	165,336
GSK plc	5,214,036	143,623
AstraZeneca plc	638,707	124,893
Rolls-Royce Holdings plc	7,179,970	109,081
Glencore plc	14,126,778	106,995
Tesco plc	15,422,540	96,931
Lloyds Banking Group plc	68,182,834	84,508
BAE Systems plc	2,752,634	80,703
Reckitt Benckiser Group plc	1,187,357	79,839
Next plc	426,656	72,083
Prudential plc	4,918,122	68,377
BT Group plc	18,457,658	51,729
Anglo American plc	1,150,984	49,418
		1,233,516
Total Common Stocks (Cost $6,548,449)		7,764,564
Preferred Stocks (1.0%)
Itau Unibanco Holding SA Preference Shares (Cost $64,273)	9,570,213	80,333
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[5,6] Vanguard Market Liquidity Fund, 3.687% (Cost $70,219)	702,256	70,219
Total Investments (99.7%) (Cost $6,682,941)		7,915,116
Other Assets and Liabilities—Net (0.3%)		21,609
Net Assets (100%)		7,936,725
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $63,306, representing 0.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,051.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $18,077 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Statement of Assets and Liabilities
As of March 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,486,259)	7,711,319
Affiliated Issuers (Cost $196,682)	203,797
Total Investments in Securities	7,915,116
Investment in Vanguard	192
Cash	390
Foreign Currency, at Value (Cost $66,148)	66,105
Receivables for Investment Securities Sold	15,768
Receivables for Accrued Income	26,227
Receivables for Capital Shares Issued	18,648
Total Assets	8,042,446
Liabilities
Payables for Investment Securities Purchased	78,848
Collateral for Securities on Loan	18,077
Payables for Capital Shares Redeemed	4,295
Payables to Investment Advisor	3,735
Payables to Vanguard	766
Total Liabilities	105,721
Net Assets	7,936,725
1 Includes $17,051 of securities on loan.
At March 31, 2026, net assets consisted of:

Paid-in Capital	6,502,922
Total Distributable Earnings (Loss)	1,433,803
Net Assets	7,936,725

Investor Shares—Net Assets
Applicable to 115,197,930 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,002,994
Net Asset Value Per Share—Investor Shares	$17.39

Admiral™ Shares—Net Assets
Applicable to 170,490,191 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,933,731
Net Asset Value Per Share—Admiral Shares	$34.80
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Statement of Operations

Six Months Ended March 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	60,379
Dividends—Affiliated Issuers	3,119
Interest—Unaffiliated Issuers	91
Interest—Affiliated Issuers	1,383
Securities Lending—Net	35
Total Income	65,007
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,049
Performance Adjustment	762
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,493
Management and Administrative—Admiral Shares	3,920
Marketing and Distribution—Investor Shares	82
Marketing and Distribution—Admiral Shares	135
Custodian Fees	250
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	37
Trustees’ Fees and Expenses	2
Other Expenses	19
Total Expenses	13,765
Net Investment Income	51,242
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	205,466
Investment Securities Sold—Affiliated Issuers	5,115
Foreign Currencies	(2,469)
Realized Net Gain (Loss)	208,112
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	277,849
Investment Securities—Affiliated Issuers	933
Foreign Currencies	(91)
Change in Unrealized Appreciation (Depreciation)	278,691
Net Increase (Decrease) in Net Assets Resulting from Operations	538,045
1	Dividends are net of foreign withholding taxes of $5,089.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,152).
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,242	88,142
Realized Net Gain (Loss)	208,112	189,368
Change in Unrealized Appreciation (Depreciation)	278,691	626,690
Net Increase (Decrease) in Net Assets Resulting from Operations	538,045	904,200
Distributions
Investor Shares	(81,161)	(3,500)
Admiral Shares	(211,944)	(48,610)
Total Distributions	(293,105)	(52,110)
Capital Share Transactions
Investor Shares	5,404	1,498,909
Admiral Shares	2,100,707	1,253,025
Net Increase (Decrease) from Capital Share Transactions	2,106,111	2,751,934
Total Increase (Decrease)	2,351,051	3,604,024
Net Assets
Beginning of Period	5,585,674	1,981,650
End of Period	7,936,725	5,585,674
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.66	$13.96	$11.22	$9.58	$12.50	$9.91
Investment Operations
Net Investment Income[1]	.115	.434	.291	.305	.329	.307
Net Realized and Unrealized Gain (Loss) on Investments	1.347	2.595	2.703	1.550	(2.723)	2.490
Total from Investment Operations	1.462	3.029	2.994	1.855	(2.394)	2.797
Distributions
Dividends from Net Investment Income	(.225)	(.259)	(.254)	(.215)	(.336)	(.207)
Distributions from Realized Capital Gains	(.507)	(.070)	—	—	(.190)	—
Total Distributions	(.732)	(.329)	(.254)	(.215)	(.526)	(.207)
Net Asset Value, End of Period	$17.39	$16.66	$13.96	$11.22	$9.58	$12.50
Total Return[2]	8.92%	22.39%	27.08%	19.47%	-20.00%	28.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,003	$1,915	$123	$82	$60	$70
Ratio of Total Expenses to Average Net Assets[3]	0.46%	0.47%	0.48%	0.48%	0.48%[4]	0.45%
Ratio of Net Investment Income to Average Net Assets	1.32%	2.85%	2.32%	2.72%	2.84%	2.53%
Portfolio Turnover Rate	41%	87%	74%	76%	63%	89%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.03%, 0.03%, 0.03%, 0.03%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48%.
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2026	Year Ended September 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.35	$27.94	$22.46	$19.17	$25.02	$19.85
Investment Operations
Net Investment Income[1]	.264	.757	.615	.647	.671	.684
Net Realized and Unrealized Gain (Loss) on Investments	2.680	5.330	5.395	3.096	(5.446)	4.921
Total from Investment Operations	2.944	6.087	6.010	3.743	(4.775)	5.605
Distributions
Dividends from Net Investment Income	(.479)	(.537)	(.530)	(.453)	(.695)	(.435)
Distributions from Realized Capital Gains	(1.015)	(.140)	—	—	(.380)	—
Total Distributions	(1.494)	(.677)	(.530)	(.453)	(1.075)	(.435)
Net Asset Value, End of Period	$34.80	$33.35	$27.94	$22.46	$19.17	$25.02
Total Return[2]	8.98%	22.50%	27.18%	19.65%	-19.95%	28.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,934	$3,671	$1,859	$1,171	$625	$466
Ratio of Total Expenses to Average Net Assets[3]	0.36%	0.38%	0.38%	0.38%	0.38%[4]	0.35%
Ratio of Net Investment Income to Average Net Assets	1.51%	2.61%	2.44%	2.88%	2.93%	2.78%
Portfolio Turnover Rate	41%	87%	74%	76%	63%	89%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.03%, 0.03%, 0.03%, 0.03%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38%.
See accompanying Notes, which are an integral part of the Financial Statements.

International Core Stock Fund
Notes to Financial Statements
Vanguard International Core Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the

International Core Stock Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI All Country World Index ex USA for the preceding three years. For the six months ended March 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a net increase of $762,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2026, the fund had contributed to Vanguard capital in the amount of $192,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	773,900	—	—	773,900
Common Stocks—Other	286,428	6,704,236	—	6,990,664
Preferred Stocks	80,333	—	—	80,333
Temporary Cash Investments	70,219	—	—	70,219
Total	1,210,880	6,704,236	—	7,915,116

E.  As of March 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,686,832
Gross Unrealized Appreciation	1,551,670
Gross Unrealized Depreciation	(323,386)
Net Unrealized Appreciation (Depreciation)	1,228,284

International Core Stock Fund
F.  During the six months ended March 31, 2026, the fund purchased $4,707,075,000 of investment securities and sold $2,866,713,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2026, such purchases were $949,000 and sales were $29,225,000, resulting in net realized loss of $3,891,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	372,945	21,141	1,675,913	118,110
Issued in Lieu of Cash Distributions	78,507	4,665	2,900	225
Redeemed	(446,048)	(25,598)	(179,904)	(12,125)
Net Increase (Decrease)—Investor Shares	5,404	208	1,498,909	106,210
Admiral Shares
Issued	2,546,385	73,015	1,613,109	55,921
Issued in Lieu of Cash Distributions	155,326	4,612	34,116	1,326
Redeemed	(601,004)	(17,201)	(394,200)	(13,711)
Net Increase (Decrease)—Admiral Shares	2,100,707	60,426	1,253,025	43,536
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2026 Market Value ($000)
Vanguard FTSE Developed Markets ETF	62,817	688,336	623,629	5,121	933	3,119	—	133,578
Vanguard Market Liquidity Fund	52,712	NA1	NA1	(6)	—	1,383	—	70,219
Total	115,529	688,336	623,629	5,115	933	4,502	—	203,797
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q24042 052026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 26, 2026

VANGUARD HORIZON FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 26, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.